Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reserves at Reporting Date

Reserves at the reporting date are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Foreign currency translation differences for foreign operations	~~W~~	(259,749)	(272,474)
Other comprehensive loss from associates (excluding remeasurements of net defined benefit liabilities)		(28,531)	(28,494)

	~~W~~	(288,280)	(300,968)

Change in Reserves

The movement in reserves for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	Net change in fair value of available-for- sale financial assets		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2016	~~W~~	58	18,196	(24,020)	(5,766)
Change in reserves		(58)	(77,238)	(5,416)	(82,712)
December 31, 2016		—	(59,042)	(29,436)	(88,478)
January 1, 2017		—	(59,042)	(29,436)	(88,478)
Change in reserves		—	(200,707)	905	(199,802)
December 31, 2017		—	(259,749)	(28,531)	(288,280)
January 1, 2018		—	(259,749)	(28,531)	(288,280)
Change in reserves		—	(12,725)	37	(12,688)
December 31, 2018		—	(272,474)	(28,494)	(300,968)